Ivy Funds VIP Pathfinder Moderately Conservative - Managed Volatility
Ivy Funds VIP Pathfinder Moderately Conservative — Managed Volatility
Objective
To seek to provide total return consistent with a moderately conservative level of risk as compared to the other Ivy Funds VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Ivy Funds VIP Pathfinder Moderately Conservative - Managed Volatility
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Portfolio Operating Expenses		Ivy Funds VIP Pathfinder Moderately Conservative - Managed Volatility
Management Fees		0.20%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.15%
Acquired Fund Fees and Expenses	[1]	0.82%
Total Annual Portfolio Operating Expenses	[2]	1.17%
[1]	Acquired Fund Fees and Expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the Underlying Funds in which the Portfolio invested during its last fiscal period. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired Fund Fees and Expenses shown are based on the total expense ratio of each Underlying Fund for the Fund's most recent fiscal year.
[2]	The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Ivy Funds VIP Pathfinder Moderately Conservative - Managed Volatility	119	372	644	1,420

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Ivy Funds VIP Pathfinder Moderately Conservative - Managed Volatility	119	372	644	1,420

Portfolio Turnover
The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of Underlying Funds that are Portfolios of the Trust (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly (including, but not limited to, derivative securities described below). If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio’s performance. During the period from August 1, 2013 (commencement of operations of the Portfolio) through December 31, 2013, the Portfolio’s portfolio turnover rate was 21% of the average value of its portfolio.
Principal Investment Strategies
Ivy Funds VIP Pathfinder Moderately Conservative — Managed Volatility seeks to achieve its objective by investing primarily in various Underlying Funds and by utilizing a volatility management strategy that is intended to manage volatility of the Portfolio’s equity returns. The Portfolio’s investment manager, Waddell & Reed Investment Management Company (WRIMCO), manages the Portfolio’s investments in the Underlying Funds and other assets that are not part of the volatility management strategy. An investment subadviser, Advantus Capital Management, Inc. (Advantus Capital), manages the volatility management strategy of the Portfolio.

Under normal circumstances, WRIMCO allocates approximately 90-95% of the Portfolio’s assets among the asset classes below so that approximately 30-45% of the value of this portion of the Portfolio’s assets is in the U.S. stocks class, approximately 5-20% of this portion of the Portfolio’s assets is in the international stocks class, approximately 0-50% of this portion of the Portfolio’s assets is in the bonds class, and approximately 15-55% of this portion of the Portfolio’s assets is in the short-term investments class. Ivy Funds VIP Pathfinder Moderately Conservative — Managed Volatility implements this allocation by investing primarily in the Underlying Funds shown below.

Ivy Funds VIP Pathfinder Moderately Conservative — Managed Volatility allocates its remaining assets to a volatility management strategy that is intended to manage the volatility of the Portfolio’s equity returns in an attempt to stabilize the equity returns of the Portfolio. Advantus Capital does not intend to attempt to manage the volatility of the Portfolio’s fixed-income returns. The investment subadviser, Advantus Capital, executes this volatility management strategy by increasing or reducing, through the use of exchange-traded futures contracts on certain equity indices, the Portfolio’s exposure to equity assets. For example, when the recent historical volatility of the equity portion of the Portfolio is relatively high, Advantus Capital will seek to reduce the Portfolio’s exposure to equity assets by either selling exchange-traded futures contracts (taking short positions in such contracts) or reducing its long positions in exchange-traded futures contracts. When the recent historical volatility of the equity portion of the Portfolio is relatively low, Advantus Capital will seek to increase the Portfolio’s exposure to equity assets by either purchasing exchange-traded futures contracts (taking long positions in such contracts) or reducing its short positions in exchange-traded futures contracts. Volatility is a statistical measurement of the magnitude of fluctuations in the value of a financial instrument or index over time. Volatility may result in rapid and dramatic price swings.

The amount of Portfolio assets allocated to the volatility management strategy will, under normal circumstances, typically range between 5-10% of the market value of the Portfolio’s assets, which will consist primarily of assets maintained as margin for those futures contracts and may also include cash held for use in the strategy. Shorter-term allocations may vary from this 5-10% range. In order to maintain its derivatives positions in the volatility management strategy, WRIMCO may, from time to time, sell certain Portfolio assets, which may include redemption of shares of Underlying Funds.

The use of exchange-traded futures contracts may have the effect of introducing leverage into the Portfolio, since the amount required to enter into such contracts is small in relation to the investment exposure of such contracts. Although the amount of the Portfolio’s assets allocated to the volatility management strategy will typically range between 5-10%, the volatility management strategy may seek to increase or decrease the Portfolio’s exposure to equity assets by a substantial amount when the recent historical volatility in the equity portion of the Portfolio is relatively high or low and create investment exposure greater than the amount of assets used to implement the strategy. However, the Portfolio’s exposure to equity assets through the use of exchange-traded futures contracts will not exceed the maximum equity allocation shown below and will not decrease the Portfolio’s exposure to equity assets below 10% of the Portfolio’s assets.

Investment Process for Investments in Underlying Funds

Ivy Funds VIP Pathfinder Moderately Conservative — Managed Volatility’s currently anticipated allocation ranges for each asset class, as well as the Portfolio’s target allocation of investments among some or all of the Underlying Funds, are summarized in the table below. Shorter-term allocations may vary from the target allocation.

Asset Class	Target Allocations
U.S. Stocks		30-45%
Ivy Funds VIP Dividend Opportunities	5-20%
Ivy Funds VIP Growth	0-15%
Ivy Funds VIP Mid Cap Growth	0-10%
Ivy Funds VIP Small Cap Growth	0-10%
Ivy Funds VIP Small Cap Value	0-10%
Ivy Funds VIP Value	0-10%
International Stocks		5-20%
Ivy Funds VIP International Core Equity	0-15%
Ivy Funds VIP International Growth	0-15%
Bonds		0-50%
Ivy Funds VIP Bond	0-50%
Ivy Funds VIP High Income	0-5%
Ivy Funds VIP Limited-Term Bond	0-20%
Short-Term Investments		15-55%
Ivy Funds VIP Money Market	15-55%
Total Allocation		100%

These allocations in the Underlying Funds are projections only and may be changed by WRIMCO from time to time. Actual allocations in the Underlying Funds are not limited to the ranges shown and ranges may vary from those shown above. WRIMCO monitors Ivy Funds VIP Pathfinder Moderately Conservative — Managed Volatility’s holdings and cash flow and will periodically adjust the Portfolio’s asset allocation in the Underlying Funds to realign it with the Portfolio’s risk profile and investment strategies. WRIMCO evaluates Ivy Funds VIP Pathfinder Moderately Conservative — Managed Volatility’s asset allocation in the Underlying Funds on an ongoing basis in view of its risk profile and strategies. This means that allocation changes in the Underlying Funds will be made as needed in the view of WRIMCO. WRIMCO applies a long-term investment horizon with respect to Ivy Funds VIP Pathfinder Moderately Conservative — Managed Volatility; therefore, allocation changes in the Underlying Funds may not be made in response to short-term market conditions. The Portfolio does not intend to actively trade among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities.

By owning shares of the Underlying Funds, the Portfolio indirectly holds a diversified mixture of stocks of U.S. and, to a lesser extent, foreign companies that typically are large cap; the Portfolio also indirectly holds a mixture of investment grade corporate bonds, U.S. government securities and, to a lesser extent, a mixture of non-investment grade corporate bonds and money market instruments.

Ivy Funds VIP Pathfinder Moderately Conservative — Managed Volatility is intended for investors who have a lower tolerance for risk but seek to manage volatility of their investment and whose primary goal is income, who have a shorter time horizon or who are willing to accept some amount of market volatility in exchange for greater potential income and growth.
Principal Investment Risks
As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:
  Derivatives Risk. The use of derivatives by the Portfolio presents several risks, including the risk that these instruments may change in value in a manner that adversely affects the Portfolio’s net asset value (NAV) and the risk that fluctuations in the value of the derivatives may not correlate with securities markets or the underlying asset from which the derivative’s value is based. Derivatives can be highly complex, can create investment leverage and may be highly volatile, and the Portfolio could lose more than the amount it invests. Derivatives may be difficult to value and may at times be highly illiquid, and the Portfolio may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Moreover, some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of Advantus Capital as to certain anticipated price movements is incorrect, the risk of loss may be greater than if the derivative technique(s) had not been used. When used for hedging, the change in value of the derivative may also not correlate specifically with the security or other risk being hedged. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Portfolio as a result of the insolvency or bankruptcy of, or other non-compliance by, another party to the transaction.
  Fund of Funds Risk. The ability of the Portfolio to meet its investment objective depends both on the allocation of its assets among the Underlying Funds and the ability of those funds to meet their respective investment objectives. The Portfolio’s share price will likely change daily based on the performance of the Underlying Funds in which it invests. In general, the Portfolio is subject to the same risks as those of the Underlying Funds it holds. Because the Portfolio is weighted towards Underlying Funds that invest in stocks, both U.S. and foreign, including mid cap and small cap stocks, as well as bonds and short-term instruments, the Portfolio is more subject to the risks associated with those investments.
  Equity Funds Risk. The Portfolio invests in equity funds, for which a principal risk is market risk, the chance that stock prices overall will decline over short or even long periods of time. This includes the risk that returns from the stock market segments in which the Portfolio is most heavily indirectly invested may underperform other asset classes, other market segments or the overall stock market. The values of certain types of stocks, such as stocks of small cap companies and foreign companies, may fluctuate more widely than others. The prices of small cap company stocks may be based, in part, on future expectations rather than current achievements.
  Bond Funds Risk. The principal risks that may be encountered by the Portfolio’s investments in bond funds are: bond prices overall may decline when interest rates rise (interest rate risk); a bond issuer may fail to pay interest and principal in a timely manner (credit risk); and a fixed-income security issuer may repay a higher yielding bond before its maturity date, during periods of falling interest rates (reinvestment risk).
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Portfolio’s performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. As well, the value of the Portfolio’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.
  Investment Company Securities Risk. Investment in other investment companies typically reflects the risks of the types of securities in which the investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses, which could result in duplication of certain fees.
  Leveraging Risk. The risk that certain transactions of the Portfolio, such as transactions in derivative instruments, may give rise to leverage, causing the Portfolio to be more volatile than if it had not been leveraged and can result in losses to the Portfolio that exceed the amount originally invested. Because of leverage, the Portfolio’s investment exposure may exceed the Portfolio’s net assets.
  Managed Volatility Strategy Risk. Advantus Capital may be unsuccessful in managing volatility, and there is a risk that the Portfolio may experience a high level of volatility in its returns. The Portfolio’s holdings are subject to price volatility, and the Portfolio may not be any less volatile than the market as a whole and could be more volatile. In addition, there can be no guarantee that the Portfolio will achieve its goal of managing the volatility of its equity returns. Furthermore, while the management of volatility seeks competitive returns with more consistent volatility, the management of volatility does not ensure that the Portfolio will deliver competitive returns. Additionally, even if successful, the Portfolio’s management of volatility may also generally result in the Portfolio’s NAV increasing to a lesser degree than the markets (for example, in a rising market with relatively high volatility) or decreasing to a greater degree than the market (for example, in a declining market with relatively low volatility). The Portfolio’s managed volatility strategy may expose the Portfolio to losses (some of which may be sudden) to which it would not have otherwise been exposed if it invested only in Underlying Funds. Additionally, the derivatives used by Advantus Capital to hedge the value of the Portfolio are not identical to the Underlying Funds, and as a result, the Portfolio’s investment in derivatives may decline in value at the same time as the Portfolio’s investment in Underlying Funds. Advantus Capital does not intend to attempt to manage the volatility of the Portfolio’s fixed-income returns. It is possible that the fixed-income portion of the Portfolio, whose volatility would not be managed by the volatility management strategy, could become more volatile than the equity portion of the Portfolio.
  Management Risk. Portfolio performance is primarily dependent on the skill of WRIMCO and/or Advantus Capital in evaluating and managing the Portfolio’s holdings. There can be no guarantee that their decisions will produce the desired results and the Portfolio may not perform as well as other similar mutual funds. Furthermore, WRIMCO may alter the asset allocation of the Portfolio among the Underlying Funds at its discretion. A material change in such asset allocation could affect both the level of risk and the potential for gain or loss.
  Market Risk. Markets are volatile and the Portfolio’s holdings can decline significantly in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities can react differently to these developments. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.
  Other Risks Applicable to a Fund of Funds Structure. There are other risks associated with a Fund of Funds structure. WRIMCO has the authority to select and replace Underlying Funds. WRIMCO is subject to a potential conflict of interest in doing so because WRIMCO serves as the investment manager to the Underlying Funds and the advisory fees paid by some of the Underlying Funds are higher than fees paid by other Underlying Funds. It is important to note, however, that WRIMCO has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.
Additional information about the risks of the Underlying Funds is provided in the Portfolio’s prospectus in their respective sections and in the section entitled “Additional Information about Principal Investment Strategies, Other Investments and Risks.”
Performance
The Portfolio has not been in operation for a full calendar year; and, therefore, it does not have performance information. Once the Portfolio has a full calendar year of performance, the prospectus will include a performance bar chart that shows how performance has varied from year to year for the Portfolio and a performance table that shows the average annual total returns for the Portfolio and also compares the performance with that of a broad-based securities market index. Until that time, please call 888.WADDELL for the Portfolio’s updated performance. The Portfolio’s past performance does not necessarily indicate how it will perform in the future.